Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential World Fund, Inc.
Entity Central Index Key	0000741350
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Emerging Markets Equity Opportunities Fund
Class Name	Class A
Trading Symbol	PDEAX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class A	$140	1.30%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets equities, as measured by the MSCI Emerging Markets Index (ND) (the “Index”), advanced d uring
the reporting period,
outpacing US equities, as measured by the S&P 500 Index. Market action was supported by enthusiasm regarding artificial intelligence
(AI) investment, resilient corporate earnings, targeted stimulus in China, positive shifts in monetary policy, improving economic prospects, and a weakening US dollar. Investor confidence and risk appetite remained robust, even as volatility, geopolitical conflicts, and trade policy uncertainty remained constant concerns.
■
A diverse group of companies in the industrials sector contributed the most to the Fund’s performance relative to the Index. Fund positioning across sectors also added value.
■
Security selection in the information technology, consumer discretionary, health care, and financials sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	8.82%	1.35%	7.92%
Class A without sales charges	15.16%	2.50%	8.53%
MSCI Emerging Markets Index (ND)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 640,440,423
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,388,084
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 640,440,423
Number of fund holdings	42
Total advisory fees paid for the year	$ 5,388,084
Portfolio turnover rate for the year	131%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.6%
Capital Markets	15.0%
Hotels, Restaurants & Leisure	7.9%
Affiliated Mutual Fund - Short-Term Investment (4.9% represents investments purchased with collateral from securities on loan)	7.3%
Interactive Media & Services	7.2%
Aerospace & Defense	6.7%
Technology Hardware, Storage & Peripherals	5.1%
Machinery	4.9%
Broadline Retail	4.8%
Electrical Equipment	4.5%
Professional Services	4.0%
Biotechnology	3.4%
Industry Classification	% of Net Assets
Automobiles	2.6%
Electronic Equipment, Instruments & Components	2.3%
Banks	2.3%
Metals & Mining	2.3%
Entertainment	1.9%
Consumer Staples Distribution & Retail	1.6%
Wireless Telecommunication Services	1.5%
Life Sciences Tools & Services	1.4%
Oil, Gas & Consumable Fuels	0.8%
105.1%
Liabilities in excess of other assets	(5.1)%
100.0%

PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Emerging Markets Equity Opportunities Fund
Class Name	Class C
Trading Symbol	PDECX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class C	$220	2.05%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets equities, as measured by the MSCI Emerging Markets Index (ND) (the “Index”), advanced during the reporting period, outpacing US equities, as measured by the S&P 500 Index. Market action was supported by enthusiasm regarding artificial intelligence
(AI) investment, resilient corporate earnings, targeted stimulus in China, positive shifts in monetary policy, improving economic prospects, and a weakening US dollar. Investor confidence and risk appetite remained robust, even as volatility, geopolitical conflicts, and trade policy uncertainty remained constant concerns.
■
A diverse group of companies in the industrials sector contributed the most to the Fund’s performance relative to the Index. Fund positioning across sectors also added value.
■
Security selection in the information technology, consumer discretionary, health care, and financials sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	13.30%	1.73%	7.72%
Class C without sales charges	14.30%	1.73%	7.72%
MSCI Emerging Markets Index (ND)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 640,440,423
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,388,084
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 640,440,423
Number of fund holdings	42
Total advisory fees paid for the year	$ 5,388,084
Portfolio turnover rate for the year	131%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.6%
Capital Markets	15.0%
Hotels, Restaurants & Leisure	7.9%
Affiliated Mutual Fund - Short-Term Investment (4.9% represents investments purchased with collateral from securities on loan)	7.3%
Interactive Media & Services	7.2%
Aerospace & Defense	6.7%
Technology Hardware, Storage & Peripherals	5.1%
Machinery	4.9%
Broadline Retail	4.8%
Electrical Equipment	4.5%
Professional Services	4.0%
Biotechnology	3.4%
Industry Classification	% of Net Assets
Automobiles	2.6%
Electronic Equipment, Instruments & Components	2.3%
Banks	2.3%
Metals & Mining	2.3%
Entertainment	1.9%
Consumer Staples Distribution & Retail	1.6%
Wireless Telecommunication Services	1.5%
Life Sciences Tools & Services	1.4%
Oil, Gas & Consumable Fuels	0.8%
105.1%
Liabilities in excess of other assets	(5.1)%
100.0%

PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Emerging Markets Equity Opportunities Fund
Class Name	Class Z
Trading Symbol	PDEZX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class Z	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets equities, as measured by the MSCI Emerging Markets Index (ND) (the “Index”), advanced during the reporting period, outpacing US equities, as measured by the S&P 500 Index. Market action was supported by enthusiasm regarding artificial intelligence
(AI) investment, resilient corporate earnings, targeted stimulus in China, positive shifts in monetary policy, improving economic prospects, and a weakening US dollar. Investor confidence and risk appetite remained robust, even as volatility, geopolitical conflicts, and trade policy uncertainty remained constant concerns.
■
A diverse group of companies in the industrials sector contributed the most to the Fund’s performance relative to the Index. Fund positioning across sectors also added value.
■
Security selection in the information technology, consumer discretionary, health care, and financials sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	15.40%	2.75%	8.82%
MSCI Emerging Markets Index (ND)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 640,440,423
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,388,084
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 640,440,423
Number of fund holdings	42
Total advisory fees paid for the year	$ 5,388,084
Portfolio turnover rate for the year	131%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.6%
Capital Markets	15.0%
Hotels, Restaurants & Leisure	7.9%
Affiliated Mutual Fund - Short-Term Investment (4.9% represents investments purchased with collateral from securities on loan)	7.3%
Interactive Media & Services	7.2%
Aerospace & Defense	6.7%
Technology Hardware, Storage & Peripherals	5.1%
Machinery	4.9%
Broadline Retail	4.8%
Electrical Equipment	4.5%
Professional Services	4.0%
Biotechnology	3.4%
Industry Classification	% of Net Assets
Automobiles	2.6%
Electronic Equipment, Instruments & Components	2.3%
Banks	2.3%
Metals & Mining	2.3%
Entertainment	1.9%
Consumer Staples Distribution & Retail	1.6%
Wireless Telecommunication Services	1.5%
Life Sciences Tools & Services	1.4%
Oil, Gas & Consumable Fuels	0.8%
105.1%
Liabilities in excess of other assets	(5.1)%
100.0%

PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Emerging Markets Equity Opportunities Fund
Class Name	Class R6
Trading Symbol	PDEQX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class R6	$106	0.98%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets equities, as measured by the MSCI Emerging Markets Index (ND) (the “Index”), advanced during the reporting period, outpacing US equities, as measured by the S&P 500 Index. Market action was supported by enthusiasm regarding artificial intelligence
(AI) investment, resilient corporate earnings, targeted stimulus in China, positive shifts in monetary policy, improving economic prospects, and a weakening US dollar. Investor confidence and risk appetite remained robust, even as volatility, geopolitical conflicts, and trade policy uncertainty remained constant concerns.
■
A diverse group of companies in the industrials sector contributed the most to the Fund’s performance relative to the Index. Fund positioning across sectors also added value.
■
Security selection in the information technology, consumer discretionary, health care, and financials sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	15.51%	2.81%	8.84%
MSCI Emerging Markets Index (ND)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 640,440,423
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,388,084
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 640,440,423
Number of fund holdings	42
Total advisory fees paid for the year	$ 5,388,084
Portfolio turnover rate for the year	131%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.6%
Capital Markets	15.0%
Hotels, Restaurants & Leisure	7.9%
Affiliated Mutual Fund - Short-Term Investment (4.9% represents investments purchased with collateral from securities on loan)	7.3%
Interactive Media & Services	7.2%
Aerospace & Defense	6.7%
Technology Hardware, Storage & Peripherals	5.1%
Machinery	4.9%
Broadline Retail	4.8%
Electrical Equipment	4.5%
Professional Services	4.0%
Biotechnology	3.4%
Industry Classification	% of Net Assets
Automobiles	2.6%
Electronic Equipment, Instruments & Components	2.3%
Banks	2.3%
Metals & Mining	2.3%
Entertainment	1.9%
Consumer Staples Distribution & Retail	1.6%
Wireless Telecommunication Services	1.5%
Life Sciences Tools & Services	1.4%
Oil, Gas & Consumable Fuels	0.8%
105.1%
Liabilities in excess of other assets	(5.1)%
100.0%

PGIM Jennison Global Infrastructure Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Infrastructure Fund
Class Name	Class A
Trading Symbol	PGJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Global Infrastructure Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class A	$161	1.50%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe
(especially Germany), new policy initiatives in China to address challenges stemming from weaknesses in the real estate and equity markets, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted. However, infrastructure stocks, as measured by the S&P Global Infrastructure Index (ND) (the
“Index”), trailed the performance of the broad global equity market, as measured by the MSCI ACWI Index.
■
Positions in midstream energy and utilities (led by gas utilities) were among the Fund’s top performers during the reporting period. Security selection in transportation infrastructure also bolstered performance relative to the Index.
■
On the negative side, the Fund’s out-of-Index allocation to telecommunications stocks and its underweight in the transportation infrastructure sector significantly detracted from the Fund’s performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	7.95%	8.75%	6.97%
Class A without sales charges	14.23%	9.99%	7.58%
S&P 500 Index	21.45%	17.64%	14.64%
S&P Global Infrastructure Index (ND)	16.99%	12.81%	7.43%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 61,812,652
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 271,955
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 61,812,652
Number of fund holdings	56
Total advisory fees paid for the year	$ 271,955
Portfolio turnover rate for the year	78%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Electric Utilities	26.6%
Multi-Utilities	17.3%
Transportation Infrastructure	11.8%
Affiliated Mutual Fund - Short-Term Investment (6.7% represents investments purchased with collateral from securities on loan)	10.4%
Oil, Gas & Consumable Fuels	10.4%
Construction & Engineering	8.8%
Ground Transportation	6.9%
Specialized REITs	5.0%
Industry Classification	% of Net Assets
Gas Utilities	3.9%
Independent Power & Renewable Electricity Producers	3.0%
Commercial Services & Supplies	1.5%
IT Services	1.1%
106.7%
Liabilities in excess of other assets	(6.7)%
100.0%

PGIM Jennison Global Infrastructure Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Infrastructure Fund
Class Name	Class C
Trading Symbol	PGJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Global Infrastructure Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class C	$240	2.25%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe
(especially Germany), new policy initiatives in China to address challenges stemming from weaknesses in the real estate and equity markets, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted. However, infrastructure stocks, as measured by the S&P Global Infrastructure Index (ND) (the
“Index”), trailed the performance of the broad global equity market, as measured by the MSCI ACWI Index.
■
Positions in midstream energy and utilities (led by gas utilities) were among the Fund’s top performers during the reporting period. Security selection in transportation infrastructure also bolstered performance relative to the Index.
■
On the negative side, the Fund’s out-of-Index allocation to telecommunications stocks and its underweight in the transportation infrastructure sector significantly detracted from the Fund’s performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	12.33%	9.17%	6.78%
Class C without sales charges	13.33%	9.17%	6.78%
S&P 500 Index	21.45%	17.64%	14.64%
S&P Global Infrastructure Index (ND)	16.99%	12.81%	7.43%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 61,812,652
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 271,955
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 61,812,652
Number of fund holdings	56
Total advisory fees paid for the year	$ 271,955
Portfolio turnover rate for the year	78%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Electric Utilities	26.6%
Multi-Utilities	17.3%
Transportation Infrastructure	11.8%
Affiliated Mutual Fund - Short-Term Investment (6.7% represents investments purchased with collateral from securities on loan)	10.4%
Oil, Gas & Consumable Fuels	10.4%
Construction & Engineering	8.8%
Ground Transportation	6.9%
Specialized REITs	5.0%
Industry Classification	% of Net Assets
Gas Utilities	3.9%
Independent Power & Renewable Electricity Producers	3.0%
Commercial Services & Supplies	1.5%
IT Services	1.1%
106.7%
Liabilities in excess of other assets	(6.7)%
100.0%

PGIM Jennison Global Infrastructure Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Infrastructure Fund
Class Name	Class Z
Trading Symbol	PGJZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Global Infrastructure Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class Z	$126	1.17%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe
(especially Germany), new policy initiatives in China to address challenges stemming from weaknesses in the real estate and equity markets, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted. However, infrastructure stocks, as measured by the S&P Global Infrastructure Index (ND) (the
“Index”), trailed the performance of the broad global equity market, as measured by the MSCI ACWI Index.
■
Positions in midstream energy and utilities (led by gas utilities) were among the Fund’s top performers during the reporting period. Security selection in transportation infrastructure also bolstered performance relative to the Index.
■
On the negative side, the Fund’s out-of-Index allocation to telecommunications stocks and its underweight in the transportation infrastructure sector significantly detracted from the Fund’s performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	14.58%	10.34%	7.91%
S&P 500 Index	21.45%	17.64%	14.64%
S&P Global Infrastructure Index (ND)	16.99%	12.81%	7.43%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 61,812,652
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 271,955
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 61,812,652
Number of fund holdings	56
Total advisory fees paid for the year	$ 271,955
Portfolio turnover rate for the year	78%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Electric Utilities	26.6%
Multi-Utilities	17.3%
Transportation Infrastructure	11.8%
Affiliated Mutual Fund - Short-Term Investment (6.7% represents investments purchased with collateral from securities on loan)	10.4%
Oil, Gas & Consumable Fuels	10.4%
Construction & Engineering	8.8%
Ground Transportation	6.9%
Specialized REITs	5.0%
Industry Classification	% of Net Assets
Gas Utilities	3.9%
Independent Power & Renewable Electricity Producers	3.0%
Commercial Services & Supplies	1.5%
IT Services	1.1%
106.7%
Liabilities in excess of other assets	(6.7)%
100.0%

PGIM Jennison Global Infrastructure Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Infrastructure Fund
Class Name	Class R6
Trading Symbol	PGJQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Global Infrastructure Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class R6	$126	1.17%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe
(especially Germany), new policy initiatives in China to address challenges stemming from weaknesses in the real estate and equity markets, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted. However, infrastructure stocks, as measured by the S&P Global Infrastructure Index (ND) (the
“Index”), trailed the performance of the broad global equity market, as measured by the MSCI ACWI Index.
■
Positions in midstream energy and utilities (led by gas utilities) were among the Fund’s top performers during the reporting period. Security selection in transportation infrastructure also bolstered performance relative to the Index.
■
On the negative side, the Fund’s out-of-Index allocation to telecommunications stocks and its underweight in the transportation infrastructure sector significantly detracted from the Fund’s performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	14.58%	10.35%	8.80% (12/28/2016)
S&P 500 Index	21.45%	17.64%	15.41%
S&P Global Infrastructure Index (ND)	16.99%	12.81%	8.00%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 28, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 61,812,652
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 271,955
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 61,812,652
Number of fund holdings	56
Total advisory fees paid for the year	$ 271,955
Portfolio turnover rate for the year	78%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Electric Utilities	26.6%
Multi-Utilities	17.3%
Transportation Infrastructure	11.8%
Affiliated Mutual Fund - Short-Term Investment (6.7% represents investments purchased with collateral from securities on loan)	10.4%
Oil, Gas & Consumable Fuels	10.4%
Construction & Engineering	8.8%
Ground Transportation	6.9%
Specialized REITs	5.0%
Industry Classification	% of Net Assets
Gas Utilities	3.9%
Independent Power & Renewable Electricity Producers	3.0%
Commercial Services & Supplies	1.5%
IT Services	1.1%
106.7%
Liabilities in excess of other assets	(6.7)%
100.0%

PGIM Jennison Global Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Opportunities Fund
Class Name	Class A
Trading Symbol	PRJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Global Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class A	$114	1.08%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, as measured by the MSCI ACWI Index (ND) (the “Index”), modestly outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe, targeted stimulus in
China, and two Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted.
■
The strongest contributions to the Fund’s performance relative to the Index came from consumer platforms in the communication services sector and from select software and information technology (IT) services names in the information technology sector.
■
On the negative side, stock selection in consumer discretionary (especially automobiles and broadline retail) and information technology
(especially semiconductors) sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	5.62%	7.33%	13.38%
Class A without sales charges	11.77%	8.56%	14.02%
MSCI ACWI Index (ND)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 6,317,353,380
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 51,139,145
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 6,317,353,380
Number of fund holdings	39
Total advisory fees paid for the year	$ 51,139,145
Portfolio turnover rate for the year	122%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Software	18.5%
Semiconductors & Semiconductor Equipment	16.4%
Interactive Media & Services	10.0%
IT Services	8.2%
Entertainment	8.1%
Broadline Retail	7.2%
Pharmaceuticals	5.4%
Textiles, Apparel & Luxury Goods	5.2%
Technology Hardware, Storage & Peripherals	4.9%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.9%
Specialty Retail	3.2%
Capital Markets	2.4%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.6%
Banks	1.5%
Personal Care Products	1.4%
Health Care Equipment & Supplies	1.3%
Automobiles	1.1%
Hotels, Restaurants & Leisure	0.9%
Others*	0.4%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Global Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Opportunities Fund
Class Name	Class C
Trading Symbol	PRJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Global Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class C	$202	1.92%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, as measured by the MSCI ACWI Index (ND) (the “Index”), modestly outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe, targeted stimulus in
China, and two Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted.
■
The strongest contributions to the Fund’s performance relative to the Index came from consumer platforms in the communication services sector and from select software and information technology (IT) services names in the information technology sector.
■
On the negative side, stock selection in consumer discretionary (especially automobiles and broadline retail) and information technology
(especially semiconductors) sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	9.81%	7.64%	13.09%
Class C without sales charges	10.81%	7.64%	13.09%
MSCI ACWI Index (ND)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 6,317,353,380
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 51,139,145
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 6,317,353,380
Number of fund holdings	39
Total advisory fees paid for the year	$ 51,139,145
Portfolio turnover rate for the year	122%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Software	18.5%
Semiconductors & Semiconductor Equipment	16.4%
Interactive Media & Services	10.0%
IT Services	8.2%
Entertainment	8.1%
Broadline Retail	7.2%
Pharmaceuticals	5.4%
Textiles, Apparel & Luxury Goods	5.2%
Technology Hardware, Storage & Peripherals	4.9%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.9%
Specialty Retail	3.2%
Capital Markets	2.4%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.6%
Banks	1.5%
Personal Care Products	1.4%
Health Care Equipment & Supplies	1.3%
Automobiles	1.1%
Hotels, Restaurants & Leisure	0.9%
Others*	0.4%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Global Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Opportunities Fund
Class Name	Class Z
Trading Symbol	PRJZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Global Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class Z	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, as measured by the MSCI ACWI Index (ND) (the “Index”), modestly outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe, targeted stimulus in
China, and two Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted.
■
The strongest contributions to the Fund’s performance relative to the Index came from consumer platforms in the communication services sector and from select software and information technology (IT) services names in the information technology sector.
■
On the negative side, stock selection in consumer discretionary (especially automobiles and broadline retail) and information technology
(especially semiconductors) sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	11.93%	8.72%	14.22%
MSCI ACWI Index (ND)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 6,317,353,380
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 51,139,145
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 6,317,353,380
Number of fund holdings	39
Total advisory fees paid for the year	$ 51,139,145
Portfolio turnover rate for the year	122%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Software	18.5%
Semiconductors & Semiconductor Equipment	16.4%
Interactive Media & Services	10.0%
IT Services	8.2%
Entertainment	8.1%
Broadline Retail	7.2%
Pharmaceuticals	5.4%
Textiles, Apparel & Luxury Goods	5.2%
Technology Hardware, Storage & Peripherals	4.9%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.9%
Specialty Retail	3.2%
Capital Markets	2.4%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.6%
Banks	1.5%
Personal Care Products	1.4%
Health Care Equipment & Supplies	1.3%
Automobiles	1.1%
Hotels, Restaurants & Leisure	0.9%
Others*	0.4%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Global Opportunities Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Opportunities Fund
Class Name	Class R2
Trading Symbol	PRJBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Jennison Global Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R2	$142	1.34%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, as measured by the MSCI ACWI Index (ND) (the “Index”), modestly outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe, targeted stimulus in
China, and two Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted.
■
The strongest contributions to the Fund’s performance relative to the Index came from consumer platforms in the communication services sector and from select software and information technology (IT) services names in the information technology sector.
■
On the negative side, stock selection in consumer discretionary (especially automobiles and broadline retail) and information technology
(especially semiconductors) sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	11.48%	8.28%	16.39% (12/27/2018)
MSCI ACWI Index (ND)	22.64%	14.61%	14.19%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 27, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 6,317,353,380
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 51,139,145
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 6,317,353,380
Number of fund holdings	39
Total advisory fees paid for the year	$ 51,139,145
Portfolio turnover rate for the year	122%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Software	18.5%
Semiconductors & Semiconductor Equipment	16.4%
Interactive Media & Services	10.0%
IT Services	8.2%
Entertainment	8.1%
Broadline Retail	7.2%
Pharmaceuticals	5.4%
Textiles, Apparel & Luxury Goods	5.2%
Technology Hardware, Storage & Peripherals	4.9%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.9%
Specialty Retail	3.2%
Capital Markets	2.4%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.6%
Banks	1.5%
Personal Care Products	1.4%
Health Care Equipment & Supplies	1.3%
Automobiles	1.1%
Hotels, Restaurants & Leisure	0.9%
Others*	0.4%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Global Opportunities Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Opportunities Fund
Class Name	Class R4
Trading Symbol	PRJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Jennison Global Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R4	$115	1.09%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, as measured by the MSCI ACWI Index (ND) (the “Index”), modestly outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe, targeted stimulus in
China, and two Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted.
■
The strongest contributions to the Fund’s performance relative to the Index came from consumer platforms in the communication services sector and from select software and information technology (IT) services names in the information technology sector.
■
On the negative side, stock selection in consumer discretionary (especially automobiles and broadline retail) and information technology
(especially semiconductors) sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	11.75%	8.55%	16.69% (12/27/2018)
MSCI ACWI Index (ND)	22.64%	14.61%	14.19%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 27, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 6,317,353,380
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 51,139,145
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 6,317,353,380
Number of fund holdings	39
Total advisory fees paid for the year	$ 51,139,145
Portfolio turnover rate for the year	122%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Software	18.5%
Semiconductors & Semiconductor Equipment	16.4%
Interactive Media & Services	10.0%
IT Services	8.2%
Entertainment	8.1%
Broadline Retail	7.2%
Pharmaceuticals	5.4%
Textiles, Apparel & Luxury Goods	5.2%
Technology Hardware, Storage & Peripherals	4.9%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.9%
Specialty Retail	3.2%
Capital Markets	2.4%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.6%
Banks	1.5%
Personal Care Products	1.4%
Health Care Equipment & Supplies	1.3%
Automobiles	1.1%
Hotels, Restaurants & Leisure	0.9%
Others*	0.4%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Global Opportunities Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Opportunities Fund
Class Name	Class R6
Trading Symbol	PRJQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Global Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R6	$87	0.82%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, as measured by the MSCI ACWI Index (ND) (the “Index”), modestly outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe, targeted stimulus in
China, and two Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted.
■
The strongest contributions to the Fund’s performance relative to the Index came from consumer platforms in the communication services sector and from select software and information technology (IT) services names in the information technology sector.
■
On the negative side, stock selection in consumer discretionary (especially automobiles and broadline retail) and information technology
(especially semiconductors) sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	12.05%	8.82%	14.33%
MSCI ACWI Index (ND)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 6,317,353,380
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 51,139,145
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 6,317,353,380
Number of fund holdings	39
Total advisory fees paid for the year	$ 51,139,145
Portfolio turnover rate for the year	122%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Software	18.5%
Semiconductors & Semiconductor Equipment	16.4%
Interactive Media & Services	10.0%
IT Services	8.2%
Entertainment	8.1%
Broadline Retail	7.2%
Pharmaceuticals	5.4%
Textiles, Apparel & Luxury Goods	5.2%
Technology Hardware, Storage & Peripherals	4.9%
Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)	4.9%
Specialty Retail	3.2%
Capital Markets	2.4%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.6%
Banks	1.5%
Personal Care Products	1.4%
Health Care Equipment & Supplies	1.3%
Automobiles	1.1%
Hotels, Restaurants & Leisure	0.9%
Others*	0.4%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison International Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class A
Trading Symbol	PWJAX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class A	$116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities, as measured by the MSCI ACWI ex-USA Index (ND) (the “Index”), advanced during the reporting period, outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe (especially
Germany), and a weakening US dollar, which made international investments more attractive, enhancing returns for US-based investors holding foreign assets. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted throughout the reporting period.
■
Relative to the Index, the Fund’s strongest contributions came from security selection in the industrials (especially aerospace & defense) and health care (most notably, pharmaceuticals, and health care equipment) sectors.
■
On the negative side, a diverse group of holdings in the consumer discretionary, information technology, and financials sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	7.49%	3.36%	9.75%
Class A without sales charges	13.74%	4.54%	10.37%
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,527,967,978
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 40,676,893
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 5,527,967,978
Number of fund holdings	41
Total advisory fees paid for the year	$ 40,676,893
Portfolio turnover rate for the year	81%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Aerospace & Defense	15.8%
Semiconductors & Semiconductor Equipment	12.2%
Textiles, Apparel & Luxury Goods	9.0%
Entertainment	7.5%
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	7.4%
Software	7.0%
Hotels, Restaurants & Leisure	6.1%
IT Services	5.3%
Pharmaceuticals	5.2%
Broadline Retail	3.7%
Electrical Equipment	3.3%
Biotechnology	2.9%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
Wireless Telecommunication Services	2.3%
Specialty Retail	2.2%
Health Care Equipment & Supplies	2.0%
Personal Care Products	1.9%
Automobiles	1.9%
Life Sciences Tools & Services	1.8%
Banks	1.7%
Financial Services	1.7%
Technology Hardware, Storage & Peripherals	1.2%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

PGIM Jennison International Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class C
Trading Symbol	PWJCX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class C	$202	1.90%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities, as measured by the MSCI ACWI ex-USA Index (ND) (the “Index”), advanced during the reporting period, outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe (especially
Germany), and a weakening US dollar, which made international investments more attractive, enhancing returns for US-based investors holding foreign assets. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted throughout the reporting period.
■
Relative to the Index, the Fund’s strongest contributions came from security selection in the industrials (especially aerospace & defense) and health care (most notably, pharmaceuticals, and health care equipment) sectors.
■
On the negative side, a diverse group of holdings in the consumer discretionary, information technology, and financials sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	11.79%	3.69%	9.49%
Class C without sales charges	12.79%	3.69%	9.49%
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,527,967,978
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 40,676,893
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 5,527,967,978
Number of fund holdings	41
Total advisory fees paid for the year	$ 40,676,893
Portfolio turnover rate for the year	81%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Aerospace & Defense	15.8%
Semiconductors & Semiconductor Equipment	12.2%
Textiles, Apparel & Luxury Goods	9.0%
Entertainment	7.5%
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	7.4%
Software	7.0%
Hotels, Restaurants & Leisure	6.1%
IT Services	5.3%
Pharmaceuticals	5.2%
Broadline Retail	3.7%
Electrical Equipment	3.3%
Biotechnology	2.9%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
Wireless Telecommunication Services	2.3%
Specialty Retail	2.2%
Health Care Equipment & Supplies	2.0%
Personal Care Products	1.9%
Automobiles	1.9%
Life Sciences Tools & Services	1.8%
Banks	1.7%
Financial Services	1.7%
Technology Hardware, Storage & Peripherals	1.2%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

PGIM Jennison International Opportunities Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class R
Trading Symbol	PWJRX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973)
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class R	$155	1.45%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities, as measured by the MSCI ACWI ex-USA Index (ND) (the “Index”), advanced during the reporting period, outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe (especially
Germany), and a weakening US dollar, which made international investments more attractive, enhancing returns for US-based investors holding foreign assets. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted throughout the reporting period.
■
Relative to the Index, the Fund’s strongest contributions came from security selection in the industrials (especially aerospace & defense) and health care (most notably, pharmaceuticals, and health care equipment) sectors.
■
On the negative side, a diverse group of holdings in the consumer discretionary, information technology, and financials sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R	13.33%	4.15%	8.74% (11/20/2017)
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	6.74%

Performance Inception Date	Nov. 20, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,527,967,978
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 40,676,893
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 5,527,967,978
Number of fund holdings	41
Total advisory fees paid for the year	$ 40,676,893
Portfolio turnover rate for the year	81%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Aerospace & Defense	15.8%
Semiconductors & Semiconductor Equipment	12.2%
Textiles, Apparel & Luxury Goods	9.0%
Entertainment	7.5%
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	7.4%
Software	7.0%
Hotels, Restaurants & Leisure	6.1%
IT Services	5.3%
Pharmaceuticals	5.2%
Broadline Retail	3.7%
Electrical Equipment	3.3%
Biotechnology	2.9%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
Wireless Telecommunication Services	2.3%
Specialty Retail	2.2%
Health Care Equipment & Supplies	2.0%
Personal Care Products	1.9%
Automobiles	1.9%
Life Sciences Tools & Services	1.8%
Banks	1.7%
Financial Services	1.7%
Technology Hardware, Storage & Peripherals	1.2%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

PGIM Jennison International Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class Z
Trading Symbol	PWJZX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class Z	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities, as measured by the MSCI ACWI ex-USA Index (ND) (the “Index”), advanced during the reporting period, outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe (especially
Germany), and a weakening US dollar, which made international investments more attractive, enhancing returns for US-based investors holding foreign assets. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted throughout the reporting period.
■
Relative to the Index, the Fund’s strongest contributions came from security selection in the industrials (especially aerospace & defense) and health care (most notably, pharmaceuticals, and health care equipment) sectors.
■
On the negative side, a diverse group of holdings in the consumer discretionary, information technology, and financials sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	13.94%	4.73%	10.60%
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,527,967,978
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 40,676,893
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 5,527,967,978
Number of fund holdings	41
Total advisory fees paid for the year	$ 40,676,893
Portfolio turnover rate for the year	81%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Aerospace & Defense	15.8%
Semiconductors & Semiconductor Equipment	12.2%
Textiles, Apparel & Luxury Goods	9.0%
Entertainment	7.5%
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	7.4%
Software	7.0%
Hotels, Restaurants & Leisure	6.1%
IT Services	5.3%
Pharmaceuticals	5.2%
Broadline Retail	3.7%
Electrical Equipment	3.3%
Biotechnology	2.9%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
Wireless Telecommunication Services	2.3%
Specialty Retail	2.2%
Health Care Equipment & Supplies	2.0%
Personal Care Products	1.9%
Automobiles	1.9%
Life Sciences Tools & Services	1.8%
Banks	1.7%
Financial Services	1.7%
Technology Hardware, Storage & Peripherals	1.2%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

PGIM Jennison International Opportunities Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class R2
Trading Symbol	PWJBX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R2 shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class R2	$143	1.34%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities, as measured by the MSCI ACWI ex-USA Index (ND) (the “Index”), advanced during the reporting period, outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe (especially
Germany), and a weakening US dollar, which made international investments more attractive, enhancing returns for US-based investors holding foreign assets. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted throughout the reporting period.
■
Relative to the Index, the Fund’s strongest contributions came from security selection in the industrials (especially aerospace & defense) and health care (most notably, pharmaceuticals, and health care equipment) sectors.
■
On the negative side, a diverse group of holdings in the consumer discretionary, information technology, and financials sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	13.45%	4.28%	13.04% (12/27/2018)
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	9.94%

Performance Inception Date	Dec. 27, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,527,967,978
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 40,676,893
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 5,527,967,978
Number of fund holdings	41
Total advisory fees paid for the year	$ 40,676,893
Portfolio turnover rate for the year	81%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Aerospace & Defense	15.8%
Semiconductors & Semiconductor Equipment	12.2%
Textiles, Apparel & Luxury Goods	9.0%
Entertainment	7.5%
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	7.4%
Software	7.0%
Hotels, Restaurants & Leisure	6.1%
IT Services	5.3%
Pharmaceuticals	5.2%
Broadline Retail	3.7%
Electrical Equipment	3.3%
Biotechnology	2.9%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
Wireless Telecommunication Services	2.3%
Specialty Retail	2.2%
Health Care Equipment & Supplies	2.0%
Personal Care Products	1.9%
Automobiles	1.9%
Life Sciences Tools & Services	1.8%
Banks	1.7%
Financial Services	1.7%
Technology Hardware, Storage & Peripherals	1.2%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

PGIM Jennison International Opportunities Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class R4
Trading Symbol	PWJDX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R4 shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class R4	$116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities, as measured by the MSCI ACWI ex-USA Index (ND) (the “Index”), advanced during the reporting period, outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe (especially
Germany), and a weakening US dollar, which made international investments more attractive, enhancing returns for US-based investors holding foreign assets. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted throughout the reporting period.
■
Relative to the Index, the Fund’s strongest contributions came from security selection in the industrials (especially aerospace & defense) and health care (most notably, pharmaceuticals, and health care equipment) sectors.
■
On the negative side, a diverse group of holdings in the consumer discretionary, information technology, and financials sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	13.73%	4.55%	13.33% (12/27/2018)
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	9.94%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 27, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,527,967,978
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 40,676,893
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 5,527,967,978
Number of fund holdings	41
Total advisory fees paid for the year	$ 40,676,893
Portfolio turnover rate for the year	81%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Aerospace & Defense	15.8%
Semiconductors & Semiconductor Equipment	12.2%
Textiles, Apparel & Luxury Goods	9.0%
Entertainment	7.5%
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	7.4%
Software	7.0%
Hotels, Restaurants & Leisure	6.1%
IT Services	5.3%
Pharmaceuticals	5.2%
Broadline Retail	3.7%
Electrical Equipment	3.3%
Biotechnology	2.9%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
Wireless Telecommunication Services	2.3%
Specialty Retail	2.2%
Health Care Equipment & Supplies	2.0%
Personal Care Products	1.9%
Automobiles	1.9%
Life Sciences Tools & Services	1.8%
Banks	1.7%
Financial Services	1.7%
Technology Hardware, Storage & Peripherals	1.2%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

PGIM Jennison International Opportunities Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class R6
Trading Symbol	PWJQX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class R6	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities, as measured by the MSCI ACWI ex-USA Index (ND) (the “Index”), advanced during the reporting period, outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe (especially
Germany), and a weakening US dollar, which made international investments more attractive, enhancing returns for US-based investors holding foreign assets. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted throughout the reporting period.
■
Relative to the Index, the Fund’s strongest contributions came from security selection in the industrials (especially aerospace & defense) and health care (most notably, pharmaceuticals, and health care equipment) sectors.
■
On the negative side, a diverse group of holdings in the consumer discretionary, information technology, and financials sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	14.04%	4.80%	10.79% (12/23/2015)
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	8.24%

Performance Inception Date	Dec. 23, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,527,967,978
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 40,676,893
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 5,527,967,978
Number of fund holdings	41
Total advisory fees paid for the year	$ 40,676,893
Portfolio turnover rate for the year	81%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Aerospace & Defense	15.8%
Semiconductors & Semiconductor Equipment	12.2%
Textiles, Apparel & Luxury Goods	9.0%
Entertainment	7.5%
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	7.4%
Software	7.0%
Hotels, Restaurants & Leisure	6.1%
IT Services	5.3%
Pharmaceuticals	5.2%
Broadline Retail	3.7%
Electrical Equipment	3.3%
Biotechnology	2.9%
Interactive Media & Services	2.3%
Industry Classification	% of Net Assets
Wireless Telecommunication Services	2.3%
Specialty Retail	2.2%
Health Care Equipment & Supplies	2.0%
Personal Care Products	1.9%
Automobiles	1.9%
Life Sciences Tools & Services	1.8%
Banks	1.7%
Financial Services	1.7%
Technology Hardware, Storage & Peripherals	1.2%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

PGIM Quant Solutions International Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions International Equity Fund
Class Name	Class A
Trading Symbol	PJRAX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions International Equity Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COS
T
S FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund—Class A	$160	1.38%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International markets advanced over the reporting period, driven by strong performance in Japan, China, the UK, and Canada, particularly within the financials, information technology, and industrials sectors.
■
The Fund’s returns relative to the MSCI ACWI ex USA Index (ND) (the “Index”) benefited from strong performance across all factor groups, including overweights to stocks with cheap valuations, strong quality measures, and improving sentiment measures, and from underweights to stocks with expensive valuations, weak quality measures, and decreasing sentiment measures.
■
By country, the Fund’s strongest relative performers included the UK (overweight and stock selection in the financials sector; stock selection in the industrials sector), Canada (overweight and stock selection in the materials and information technology sectors), and Germany (stock selection in the materials and financials sectors). The most significant detractor was India (overweight and stock selection in the health care sector; stock selection in the consumer discretionary sector; and overweight in the information technology sector).
■
The best-performing sectors relative to the Index included financials (overweight and stock selection in the UK; overweight in Italy), materials
(overweight and stock selection in Canada; stock selection in Germany), and information technology (overweight and stock selection in Korea and Canada). Conversely, the worst-performing sector on a relative basis was health care (overweight and stock selection in India).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	24.51%	12.12%	7.19%
Class A without sales charges	31.75%	13.39%	7.80%
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 285,149,453
Holdings Count | Holding	399
Advisory Fees Paid, Amount	$ 1,395,553
Investment Company, Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 285,149,453
Number of fund holdings	399
Total advisory fees paid for the year	$ 1,395,553
Portfolio turnover rate for the year	129%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Banks	16.0%
Semiconductors & Semiconductor Equipment	7.0%
Pharmaceuticals	5.5%
Metals & Mining	5.2%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	3.9%
Aerospace & Defense	3.7%
Insurance	3.6%
Oil, Gas & Consumable Fuels	3.5%
Capital Markets	3.3%
Electronic Equipment, Instruments & Components	3.2%
IT Services	3.2%
Automobiles	2.5%
Electrical Equipment	2.5%
Broadline Retail	2.1%
Unaffiliated Exchange-Traded Funds - Equity	2.0%
Consumer Staples Distribution & Retail	1.9%
Machinery	1.8%
Diversified Telecommunication Services	1.8%
Interactive Media & Services	1.7%
Trading Companies & Distributors	1.6%
Industrial Conglomerates	1.6%
Passenger Airlines	1.5%
Tobacco	1.3%
Automobile Components	1.2%
Industry Classification	% of Net Assets
Entertainment	1.2%
Wireless Telecommunication Services	1.1%
Specialty Retail	1.1%
Electric Utilities	1.1%
Food Products	1.1%
Technology Hardware, Storage & Peripherals	1.1%
Health Care Providers & Services	1.0%
Marine Transportation	0.9%
Biotechnology	0.9%
Household Durables	0.9%
Financial Services	0.8%
Construction & Engineering	0.8%
Chemicals	0.7%
Hotels, Restaurants & Leisure	0.7%
Health Care Equipment & Supplies	0.7%
Multi-Utilities	0.7%
Real Estate Management & Development	0.6%
Gas Utilities	0.5%
Commercial Services & Supplies	0.5%
Others*	3.5%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions International Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions International Equity Fund
Class Name	Class C
Trading Symbol	PJRCX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions International Equity Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund—Class C	$300	2.61%

Expenses Paid, Amount	$ 300
Expense Ratio, Percent	2.61%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International markets advanced over the reporting period, driven by strong performance in Japan, China, the UK, and Canada, particularly within the financials, information technology, and industrials sectors.
■
The Fund’s returns relative to the MSCI ACWI ex USA Index (ND) (the “Index”) benefited from strong performance across all factor groups, including overweights to stocks with cheap valuations, strong quality measures, and improving sentiment measures, and from underweights to stocks with expensive valuations, weak quality measures, and decreasing sentiment measures.
■
By country, the Fund’s strongest relative performers included the UK (overweight and stock selection in the financials sector; stock selection in the industrials sector), Canada (overweight and stock selection in the materials and information technology sectors), and Germany (stock selection in the materials and financials sectors). The most significant detractor was India (overweight and stock selection in the health care sector; stock selection in the consumer discretionary sector; and overweight in the information technology sector).
■
The best-performing sectors relative to the Index included financials (overweight and stock selection in the UK; overweight in Italy), materials
(overweight and stock selection in Canada; stock selection in Germany), and information technology (overweight and stock selection in Korea and Canada). Conversely, the worst-performing sector on a relative basis was health care (overweight and stock selection in India).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	29.09%	11.94%	6.65%
Class C without sales charges	30.09%	11.94%	6.65%
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 285,149,453
Holdings Count | Holding	399
Advisory Fees Paid, Amount	$ 1,395,553
Investment Company, Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 285,149,453
Number of fund holdings	399
Total advisory fees paid for the year	$ 1,395,553
Portfolio turnover rate for the year	129%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Banks	16.0%
Semiconductors & Semiconductor Equipment	7.0%
Pharmaceuticals	5.5%
Metals & Mining	5.2%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	3.9%
Aerospace & Defense	3.7%
Insurance	3.6%
Oil, Gas & Consumable Fuels	3.5%
Capital Markets	3.3%
Electronic Equipment, Instruments & Components	3.2%
IT Services	3.2%
Automobiles	2.5%
Electrical Equipment	2.5%
Broadline Retail	2.1%
Unaffiliated Exchange-Traded Funds - Equity	2.0%
Consumer Staples Distribution & Retail	1.9%
Machinery	1.8%
Diversified Telecommunication Services	1.8%
Interactive Media & Services	1.7%
Trading Companies & Distributors	1.6%
Industrial Conglomerates	1.6%
Passenger Airlines	1.5%
Tobacco	1.3%
Automobile Components	1.2%
Industry Classification	% of Net Assets
Entertainment	1.2%
Wireless Telecommunication Services	1.1%
Specialty Retail	1.1%
Electric Utilities	1.1%
Food Products	1.1%
Technology Hardware, Storage & Peripherals	1.1%
Health Care Providers & Services	1.0%
Marine Transportation	0.9%
Biotechnology	0.9%
Household Durables	0.9%
Financial Services	0.8%
Construction & Engineering	0.8%
Chemicals	0.7%
Hotels, Restaurants & Leisure	0.7%
Health Care Equipment & Supplies	0.7%
Multi-Utilities	0.7%
Real Estate Management & Development	0.6%
Gas Utilities	0.5%
Commercial Services & Supplies	0.5%
Others*	3.5%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions International Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions International Equity Fund
Class Name	Class Z
Trading Symbol	PJIZX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions International Equity Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund—Class Z	$113	0.97%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International markets advanced over the reporting period, driven by strong performance in Japan, China, the UK, and Canada, particularly within the financials, information technology, and industrials sectors.
■
The Fund’s returns relative to the MSCI ACWI ex USA Index (ND) (the “Index”) benefited from strong performance across all factor groups, including overweights to stocks with cheap valuations, strong quality measures, and improving sentiment measures, and from underweights to stocks with expensive valuations, weak quality measures, and decreasing sentiment measures.
■
By country, the Fund’s strongest relative performers included the UK (overweight and stock selection in the financials sector; stock selection in the industrials sector), Canada (overweight and stock selection in the materials and information technology sectors), and Germany (stock selection in the materials and financials sectors). The most significant detractor was India (overweight and stock selection in the health care sector; stock selection in the consumer discretionary sector; and overweight in the information technology sector).
■
The best-performing sectors relative to the Index included financials (overweight and stock selection in the UK; overweight in Italy), materials
(overweight and stock selection in Canada; stock selection in Germany), and information technology (overweight and stock selection in Korea and Canada). Conversely, the worst-performing sector on a relative basis was health care (overweight and stock selection in India).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	32.28%	13.89%	8.24%
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 285,149,453
Holdings Count | Holding	399
Advisory Fees Paid, Amount	$ 1,395,553
Investment Company, Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 285,149,453
Number of fund holdings	399
Total advisory fees paid for the year	$ 1,395,553
Portfolio turnover rate for the year	129%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Banks	16.0%
Semiconductors & Semiconductor Equipment	7.0%
Pharmaceuticals	5.5%
Metals & Mining	5.2%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	3.9%
Aerospace & Defense	3.7%
Insurance	3.6%
Oil, Gas & Consumable Fuels	3.5%
Capital Markets	3.3%
Electronic Equipment, Instruments & Components	3.2%
IT Services	3.2%
Automobiles	2.5%
Electrical Equipment	2.5%
Broadline Retail	2.1%
Unaffiliated Exchange-Traded Funds - Equity	2.0%
Consumer Staples Distribution & Retail	1.9%
Machinery	1.8%
Diversified Telecommunication Services	1.8%
Interactive Media & Services	1.7%
Trading Companies & Distributors	1.6%
Industrial Conglomerates	1.6%
Passenger Airlines	1.5%
Tobacco	1.3%
Automobile Components	1.2%
Industry Classification	% of Net Assets
Entertainment	1.2%
Wireless Telecommunication Services	1.1%
Specialty Retail	1.1%
Electric Utilities	1.1%
Food Products	1.1%
Technology Hardware, Storage & Peripherals	1.1%
Health Care Providers & Services	1.0%
Marine Transportation	0.9%
Biotechnology	0.9%
Household Durables	0.9%
Financial Services	0.8%
Construction & Engineering	0.8%
Chemicals	0.7%
Hotels, Restaurants & Leisure	0.7%
Health Care Equipment & Supplies	0.7%
Multi-Utilities	0.7%
Real Estate Management & Development	0.6%
Gas Utilities	0.5%
Commercial Services & Supplies	0.5%
Others*	3.5%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions International Equity Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions International Equity Fund
Class Name	Class R6
Trading Symbol	PJRQX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions International Equity Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund—Class R6	$91	0.78%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International markets advanced over the reporting period, driven by strong performance in Japan, China, the UK, and Canada, particularly within the financials, information technology, and industrials sectors.
■
The Fund’s returns relative to the MSCI ACWI ex USA Index (ND) (the “Index”) benefited from strong performance across all factor groups, including overweights to stocks with cheap valuations, strong quality measures, and improving sentiment measures, and from underweights to stocks with expensive valuations, weak quality measures, and decreasing sentiment measures.
■
By country, the Fund’s strongest relative performers included the UK (overweight and stock selection in the financials sector; stock selection in the industrials sector), Canada (overweight and stock selection in the materials and information technology sectors), and Germany (stock selection in the materials and financials sectors). The most significant detractor was India (overweight and stock selection in the health care sector; stock selection in the consumer discretionary sector; and overweight in the information technology sector).
■
The best-performing sectors relative to the Index included financials (overweight and stock selection in the UK; overweight in Italy), materials
(overweight and stock selection in Canada; stock selection in Germany), and information technology (overweight and stock selection in Korea and Canada). Conversely, the worst-performing sector on a relative basis was health care (overweight and stock selection in India).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	32.49%	14.14%	9.84% (12/28/2016)
MSCI ACWI ex USA Index (ND)	24.93%	11.18%	8.67%

Performance Inception Date	Dec. 28, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 285,149,453
Holdings Count | Holding	399
Advisory Fees Paid, Amount	$ 1,395,553
Investment Company, Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 285,149,453
Number of fund holdings	399
Total advisory fees paid for the year	$ 1,395,553
Portfolio turnover rate for the year	129%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Banks	16.0%
Semiconductors & Semiconductor Equipment	7.0%
Pharmaceuticals	5.5%
Metals & Mining	5.2%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	3.9%
Aerospace & Defense	3.7%
Insurance	3.6%
Oil, Gas & Consumable Fuels	3.5%
Capital Markets	3.3%
Electronic Equipment, Instruments & Components	3.2%
IT Services	3.2%
Automobiles	2.5%
Electrical Equipment	2.5%
Broadline Retail	2.1%
Unaffiliated Exchange-Traded Funds - Equity	2.0%
Consumer Staples Distribution & Retail	1.9%
Machinery	1.8%
Diversified Telecommunication Services	1.8%
Interactive Media & Services	1.7%
Trading Companies & Distributors	1.6%
Industrial Conglomerates	1.6%
Passenger Airlines	1.5%
Tobacco	1.3%
Automobile Components	1.2%
Industry Classification	% of Net Assets
Entertainment	1.2%
Wireless Telecommunication Services	1.1%
Specialty Retail	1.1%
Electric Utilities	1.1%
Food Products	1.1%
Technology Hardware, Storage & Peripherals	1.1%
Health Care Providers & Services	1.0%
Marine Transportation	0.9%
Biotechnology	0.9%
Household Durables	0.9%
Financial Services	0.8%
Construction & Engineering	0.8%
Chemicals	0.7%
Hotels, Restaurants & Leisure	0.7%
Health Care Equipment & Supplies	0.7%
Multi-Utilities	0.7%
Real Estate Management & Development	0.6%
Gas Utilities	0.5%
Commercial Services & Supplies	0.5%
Others*	3.5%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Emerging Markets Debt Hard Currency Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Hard Currency Fund
Class Name	Class A
Trading Symbol	PDHAX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Emerging Markets Debt Hard Currency Fund
(the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class A	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding US tariffs and ongoing geopolitical concerns contributed to crosscurrents, spreads for emerging-markets hard currency bonds tightened meaningfully.
■
Overall, country selection contributed to the Fund’s outperformance relative to the JP Morgan Emerging Markets Bond Index Global Diversified
Index during the reporting period, driven by overweights to Argentina, Egypt, Venezuela, Ecuador, and El Salvador. Sovereign positioning in
Ghana and Côte d’Ivoire also contributed. Among currencies, overweight positioning in the Egyptian pound and Turkish lira contributed as well.
■
In country selection, overweights to Angola, Ghana, and Colombia detracted from the Fund’s performance during the reporting period.
Sovereign positioning in Argentina and Brazil also detracted as did an overweight to the Indian rupee and an underweight to the Czech koruna.
■
Derivatives, including currency forward and option contracts, futures, and interest rate swaps, were used during the reporting period for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a positive impact on the Fund’s performance. The Fund used corporate credit index derivatives to manage its overall risk profile, which also had a positive impact on its performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	9.65%	2.28%	1.87% (12/12/2017)
Class A without sales charges	13.33%	2.96%	2.30% (12/12/2017)
JP Morgan Emerging Markets Bond Index Global Diversified Index	12.76%	2.71%	2.97%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 12, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 186,370,469
Holdings Count | Holding	783
Advisory Fees Paid, Amount	$ 971,969
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 186,370,469
Number of fund holdings	783
Total advisory fees paid for the year	$ 971,969
Portfolio turnover rate for the year	36%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	2.4
AA	5.3
A	3.0
BBB	37.8
BB	23.6
B	19.8
CCC	3.8
C	1.6
D	0.3
Not Rated	0.9
Cash/Cash Equivalents	1.6
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Emerging Markets Debt Hard Currency Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Hard Currency Fund
Class Name	Class C
Trading Symbol	PDHCX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Emerging Markets Debt Hard Currency Fund
(the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class C	$191	1.80%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding US tariffs and ongoing geopolitical concerns contributed to crosscurrents, spreads for emerging-markets hard currency bonds tightened meaningfully.
■
Overall, country selection contributed to the Fund’s outperformance relative to the JP Morgan Emerging Markets Bond Index Global Diversified
Index during the reporting period, driven by overweights to Argentina, Egypt, Venezuela, Ecuador, and El Salvador. Sovereign positioning in
Ghana and Côte d’Ivoire also contributed. Among currencies, overweight positioning in the Egyptian pound and Turkish lira contributed as well.
■
In country selection, overweights to Angola, Ghana, and Colombia detracted from the Fund’s performance during the reporting period.
Sovereign positioning in Argentina and Brazil also detracted as did an overweight to the Indian rupee and an underweight to the Czech koruna.
■
Derivatives, including currency forward and option contracts, futures, and interest rate swaps, were used during the reporting period for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a positive impact on the Fund’s performance. The Fund used corporate credit index derivatives to manage its overall risk profile, which also had a positive impact on its performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	11.46%	2.21%	1.55% (12/12/2017)
Class C without sales charges	12.46%	2.21%	1.55% (12/12/2017)
JP Morgan Emerging Markets Bond Index Global Diversified Index	12.76%	2.71%	2.97%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 12, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 186,370,469
Holdings Count | Holding	783
Advisory Fees Paid, Amount	$ 971,969
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 186,370,469
Number of fund holdings	783
Total advisory fees paid for the year	$ 971,969
Portfolio turnover rate for the year	36%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	2.4
AA	5.3
A	3.0
BBB	37.8
BB	23.6
B	19.8
CCC	3.8
C	1.6
D	0.3
Not Rated	0.9
Cash/Cash Equivalents	1.6
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Emerging Markets Debt Hard Currency Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Hard Currency Fund
Class Name	Class Z
Trading Symbol	PDHVX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Emerging Markets Debt Hard Currency Fund
(the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class Z	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding US tariffs and ongoing geopolitical concerns contributed to crosscurrents, spreads for emerging-markets hard currency bonds tightened meaningfully.
■
Overall, country selection contributed to the Fund’s outperformance relative to the JP Morgan Emerging Markets Bond Index Global Diversified
Index during the reporting period, driven by overweights to Argentina, Egypt, Venezuela, Ecuador, and El Salvador. Sovereign positioning in
Ghana and Côte d’Ivoire also contributed. Among currencies, overweight positioning in the Egyptian pound and Turkish lira contributed as well.
■
In country selection, overweights to Angola, Ghana, and Colombia detracted from the Fund’s performance during the reporting period.
Sovereign positioning in Argentina and Brazil also detracted as did an overweight to the Indian rupee and an underweight to the Czech koruna.
■
Derivatives, including currency forward and option contracts, futures, and interest rate swaps, were used during the reporting period for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a positive impact on the Fund’s performance. The Fund used corporate credit index derivatives to manage its overall risk profile, which also had a positive impact on its performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	13.80%	3.30%	2.62% (12/12/2017)
JP Morgan Emerging Markets Bond Index Global Diversified Index	12.76%	2.71%	2.97%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 12, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 186,370,469
Holdings Count | Holding	783
Advisory Fees Paid, Amount	$ 971,969
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 186,370,469
Number of fund holdings	783
Total advisory fees paid for the year	$ 971,969
Portfolio turnover rate for the year	36%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	2.4
AA	5.3
A	3.0
BBB	37.8
BB	23.6
B	19.8
CCC	3.8
C	1.6
D	0.3
Not Rated	0.9
Cash/Cash Equivalents	1.6
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Emerging Markets Debt Hard Currency Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Hard Currency Fund
Class Name	Class R6
Trading Symbol	PDHQX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Emerging Markets Debt Hard Currency Fund
(the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class R6	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding US tariffs and ongoing geopolitical concerns contributed to crosscurrents, spreads for emerging-markets hard currency bonds tightened meaningfully.
■
Overall, country selection contributed to the Fund’s outperformance relative to the JP Morgan Emerging Markets Bond Index Global Diversified
Index during the reporting period, driven by overweights to Argentina, Egypt, Venezuela, Ecuador, and El Salvador. Sovereign positioning in
Ghana and Côte d’Ivoire also contributed. Among currencies, overweight positioning in the Egyptian pound and Turkish lira contributed as well.
■
In country selection, overweights to Angola, Ghana, and Colombia detracted from the Fund’s performance during the reporting period.
Sovereign positioning in Argentina and Brazil also detracted as did an overweight to the Indian rupee and an underweight to the Czech koruna.
■
Derivatives, including currency forward and option contracts, futures, and interest rate swaps, were used during the reporting period for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a positive impact on the Fund’s performance. The Fund used corporate credit index derivatives to manage its overall risk profile, which also had a positive impact on its performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	13.77%	3.40%	2.70% (12/12/2017)
JP Morgan Emerging Markets Bond Index Global Diversified Index	12.76%	2.71%	2.97%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 12, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 186,370,469
Holdings Count | Holding	783
Advisory Fees Paid, Amount	$ 971,969
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 186,370,469
Number of fund holdings	783
Total advisory fees paid for the year	$ 971,969
Portfolio turnover rate for the year	36%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	2.4
AA	5.3
A	3.0
BBB	37.8
BB	23.6
B	19.8
CCC	3.8
C	1.6
D	0.3
Not Rated	0.9
Cash/Cash Equivalents	1.6
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Emerging Markets Debt Local Currency Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Local Currency Fund
Class Name	Class A
Trading Symbol	EMDAX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Emerging Markets Debt Local Currency Fund
(the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class A	$121	1.13%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets local currency debt posted positive returns during the reporting period, helped by monetary policy easing, lower US Treasury yields, and US dollar weakness. While uncertainty regarding US tariffs and geopolitical concerns contributed to crosscurrents, yields for emerging-markets local currency bonds declined.
■
The Fund’s performance relative to the JP Morgan Government Bond Index-Emerging Markets Global Diversified Index (the “Index”) benefited from overweights to local currency bonds in South Africa, Mexico, Indonesia, and India. Local issue selection in Mexico, Argentina, Hungary, and Poland contributed as well, as did overweights to the Turkish lira and the Egyptian pound among currencies.
■
Overweights to Argentina, the Czech Republic, and Hungary detracted from the Fund’s performance relative to the Index during the reporting period. Local issue selection in Brazil and the Czech Republic also detracted, as did overweights to the Indian rupee and Indonesian rupiah among currencies.
■
Derivatives, including currency forward and option contracts, futures, and interest rate swaps, were used during the reporting period for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a positive impact on the Fund’s performance. The Fund used corporate credit index derivatives to manage its overall risk profile, which also had a positive impact on its performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	10.22%	2.02%	2.65%
Class A without sales charges	13.92%	2.70%	2.99%
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 37,987,668
Holdings Count | Holding	537
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 37,987,668
Number of fund holdings	537
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	1.2
AA	4.1
A	20.4
BBB	47.1
BB	21.9
Not Rated	(1.2)
Cash/Cash Equivalents	6.5
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Emerging Markets Debt Local Currency Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Local Currency Fund
Class Name	Class C
Trading Symbol	EMDCX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Emerging Markets Debt Local Currency Fund
(the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class C	$200	1.88%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets local currency debt posted positive returns during the reporting period, helped by monetary policy easing, lower US Treasury yields, and US dollar weakness. While uncertainty regarding US tariffs and geopolitical concerns contributed to crosscurrents, yields for emerging-markets local currency bonds declined.
■
The Fund’s performance relative to the JP Morgan Government Bond Index-Emerging Markets Global Diversified Index (the “Index”) benefited from overweights to local currency bonds in South Africa, Mexico, Indonesia, and India. Local issue selection in Mexico, Argentina, Hungary, and Poland contributed as well, as did overweights to the Turkish lira and the Egyptian pound among currencies.
■
Overweights to Argentina, the Czech Republic, and Hungary detracted from the Fund’s performance relative to the Index during the reporting period. Local issue selection in Brazil and the Czech Republic also detracted, as did overweights to the Indian rupee and Indonesian rupiah among currencies.
■
Derivatives, including currency forward and option contracts, futures, and interest rate swaps, were used during the reporting period for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a positive impact on the Fund’s performance. The Fund used corporate credit index derivatives to manage its overall risk profile, which also had a positive impact on its performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	11.77%	1.90%	2.20%
Class C without sales charges	12.77%	1.90%	2.20%
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 37,987,668
Holdings Count | Holding	537
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 37,987,668
Number of fund holdings	537
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of tota l inv estments as of 10/31/2025 (%)
AAA	1.2
AA	4.1
A	20.4
BBB	47.1
BB	21.9
Not Rated	(1.2)
Cash/Cash Equivalents	6.5
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Emerging Markets Debt Local Currency Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Local Currency Fund
Class Name	Class Z
Trading Symbol	EMDZX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Emerging Markets Debt Local Currency Fund
(the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class Z	$77	0.72%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets local currency debt posted positive returns during the reporting period, helped by monetary policy easing, lower US Treasury yields, and US dollar weakness. While uncertainty regarding US tariffs and geopolitical concerns contributed to crosscurrents, yields for emerging-markets local currency bonds declined.
■
The Fund’s performance relative to the JP Morgan Government Bond Index-Emerging Markets Global Diversified Index (the “Index”) benefited from overweights to local currency bonds in South Africa, Mexico, Indonesia, and India. Local issue selection in Mexico, Argentina, Hungary, and Poland contributed as well, as did overweights to the Turkish lira and the Egyptian pound among currencies.
■
Overweights to Argentina, the Czech Republic, and Hungary detracted from the Fund’s performance relative to the Index during the reporting period. Local issue selection in Brazil and the Czech Republic also detracted, as did overweights to the Indian rupee and Indonesian rupiah among currencies.
■
Derivatives, including currency forward and option contracts, futures, and interest rate swaps, were used during the reporting period for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a positive impact on the Fund’s performance. The Fund used corporate credit index derivatives to manage its overall risk profile, which also had a positive impact on its performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	14.31%	3.10%	3.29%
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 37,987,668
Holdings Count | Holding	537
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATI S TICS AS OF 10/31/2025?
Fund’s net assets	$ 37,987,668
Number of fund holdings	537
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	1.2
AA	4.1
A	20.4
BBB	47.1
BB	21.9
Not Rated	(1.2)
Cash/Cash Equivalents	6.5
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Emerging Markets Debt Local Currency Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Local Currency Fund
Class Name	Class R6
Trading Symbol	EMDQX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Emerging Markets Debt Local Currency Fund
(the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class R6	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets local currency debt posted positive returns during the reporting period, helped by monetary policy easing, lower US Treasury yields, and US dollar weakness. While uncertainty regarding US tariffs and geopolitical concerns contributed to crosscurrents, yields for emerging-markets local currency bonds declined.
■
The Fund’s performance relative to the JP Morgan Government Bond Index-Emerging Markets Global Diversified Index (the “Index”) benefited from overweights to local currency bonds in South Africa, Mexico, Indonesia, and India. Local issue selection in Mexico, Argentina, Hungary, and Poland contributed as well, as did overweights to the Turkish lira and the Egyptian pound among currencies.
■
Overweights to Argentina, the Czech Republic, and Hungary detracted from the Fund’s performance relative to the Index during the reporting period. Local issue selection in Brazil and the Czech Republic also detracted, as did overweights to the Indian rupee and Indonesian rupiah among currencies.
■
Derivatives, including currency forward and option contracts, futures, and interest rate swaps, were used during the reporting period for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a positive impact on the Fund’s performance. The Fund used corporate credit index derivatives to manage its overall risk profile, which also had a positive impact on its performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	14.39%	3.17%	3.38%
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 37,987,668
Holdings Count | Holding	537
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 37,987,668
Number of fund holdings	537
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	1.2
AA	4.1
A	20.4
BBB	47.1
BB	21.9
Not Rated	(1.2)
Cash/Cash Equivalents	6.5
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.